NUM
Nuveen Michigan Quality Municipal Income Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 162.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 162.8% (100.0% of Total Investments)
	Consumer Staples – 2.7% (1.7% of Total Investments)
$7,675	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	$8,956,265
	Education and Civic Organizations – 36.5% (22.4% of Total Investments)
315	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34	11/27 at 102.00	BB	337,926
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,375,257
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	12/20 at 100.00	B	887,100
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	12/20 at 100.00	B-	970,366
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,319,681
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	AA	2,705,477
7,665	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	8,675,860
	Ferris State University, Michigan, General Revenue Bonds, Series 2020A:
1,000	4.000%, 10/01/39	10/29 at 100.00	A+	1,117,010
350	4.000%, 10/01/40	10/29 at 100.00	A+	389,963
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	572,970
	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018:
2,395	5.000%, 1/15/38 – AGM Insured	1/28 at 100.00	AA	2,836,159
4,000	5.000%, 1/15/43 – AGM Insured	1/28 at 100.00	AA	4,685,600
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo College Project, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	4,113,095
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	921,046
220	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/20 at 100.00	N/R	220,273
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA	8,597,356
4,165	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	5,135,737
3,445	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	A1	3,572,706

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Northern Michigan University, General Revenue Bonds, Series 2018A:
$400	5.000%, 12/01/33	6/28 at 100.00	A1	$491,748
650	5.000%, 12/01/35	6/28 at 100.00	A1	795,613
5,400	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	6,153,840
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	978,229
1,380	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	1,595,087
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,496,140
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,491,980
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,323,539
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,454,900
5,000	5.000%, 4/01/47	4/27 at 100.00	AAA	6,089,650
7,200	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	8,769,096
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,492,440
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	6,912,969
2,400	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	2,864,376
2,150	University of Michigan, General Revenue Bonds, Series 2020A, 4.000%, 4/01/45	4/30 at 100.00	AAA	2,592,900
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	4,088,093
2,810	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/35	11/29 at 100.00	Aa3	3,592,810
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	Aa3	547,738
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	853,020
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,797,357
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	Aa3	1,761,435
850	5.000%, 11/15/45	5/25 at 100.00	Aa3	994,100
3,335	Western Michigan University, General Revenue Bonds, Refunding Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	Aa3	4,058,195
103,090	Total Education and Civic Organizations			119,628,837
	Health Care – 18.5% (11.4% of Total Investments)
2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	3,417,142
1,660	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	1,839,164

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%, 2/15/47	2/27 at 100.00	BBB	$2,152,060
4,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA	4,086,960
	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A:
1,720	5.000%, 7/01/36	7/28 at 100.00	AA	2,119,229
1,995	5.000%, 7/01/39	7/28 at 100.00	AA	2,441,122
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	2,033,258
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series 2013, 5.000%, 8/15/31	8/23 at 100.00	A+	4,348,741
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	6,816,470
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A	3,180,150
4,925	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	5,767,963
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30	6/27 at 100.00	AA-	2,358,527
1,800	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	2,055,906
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A+	1,087,250
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,085,290
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	4,007,513
4,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	5,174,100
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	6,032,433
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	619,036
53,900	Total Health Care			60,622,314
	Housing/Multifamily – 0.9% (0.5% of Total Investments)
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41	4/22 at 100.00	AA	1,799,882
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 4.000%, 10/01/42	4/22 at 100.00	AA	1,030,520
2,725	Total Housing/Multifamily			2,830,402

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 38.7% (23.8% of Total Investments)
$840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24	No Opt. Call	Aa2	$975,332
4,150	Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 4.000%, 5/01/50	5/30 at 100.00	Aa1	4,967,674
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	1,119,752
1,000	Boyne City Public School District, Charlevoix and Antrim Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/39 – AGM Insured	5/30 at 100.00	AA	1,192,270
4,445	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	5,337,867
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA	1,012,270
500	4.000%, 5/01/33	5/21 at 100.00	AA	505,980
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,293,684
	Genesee County, Michigan, Sewage Disposal System Revenue Bonds, Interceptors & Treatment Facilties, Series 2020A:
200	4.000%, 6/01/36 – BAM Insured	6/29 at 100.00	AA	237,178
200	4.000%, 6/01/37 – BAM Insured	6/29 at 100.00	AA	236,452
200	4.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	235,824
200	4.000%, 6/01/39 – BAM Insured	6/29 at 100.00	AA	235,294
220	4.000%, 6/01/40 – BAM Insured	6/29 at 100.00	AA	258,247
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	8,672,071
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,870,850
100	0.000%, 12/01/27	No Opt. Call	AAA	93,839
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,864,986
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	5,151,924
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,201,630
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,293,390
1,100	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,397,726
1,850	5.000%, 11/01/43 – AGM Insured	5/29 at 100.00	AA	2,333,146
1,265	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017, 5.000%, 5/01/30	5/27 at 100.00	Aa3	1,574,242
1,675	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017, 5.000%, 4/01/30	4/27 at 100.00	AA+	2,118,624

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
$1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	$1,245,710
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,784,127
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,980,241
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	2,077,366
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,197,395
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	4,024,628
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,133,280
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,155,946
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
2,085	5.000%, 5/01/38	5/26 at 100.00	AA	2,524,914
2,200	5.000%, 5/01/41	5/26 at 100.00	AA	2,647,436
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Unlimited Tax, Series 2019:
1,325	5.000%, 5/01/40	5/29 at 100.00	AA	1,686,327
1,000	5.000%, 5/01/41	5/29 at 100.00	AA	1,268,210
1,500	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,863,660
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
5,355	4.000%, 11/01/50	11/30 at 100.00	AA	6,249,553
2,500	4.000%, 11/01/55, (WI/DD, Settling 12/02/20)	11/30 at 100.00	AA	2,912,625
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	4,192,000
	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A:
1,000	4.000%, 5/15/38	5/30 at 100.00	Aa1	1,244,140
1,010	4.000%, 5/15/40	5/30 at 100.00	Aa1	1,249,370
7,500	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50 (UB) (4)	5/30 at 100.00	AA	9,552,150
1,000	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa2	1,050,840
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility Series 2013I, 5.000%, 5/01/38	5/24 at 100.00	AA	3,300,138

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015:
$1,350	5.000%, 11/01/33	11/25 at 100.00	AA	$1,627,884
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	2,080,533
	Port Huron, Michigan, General Obligation Bonds, Limited Tax Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,644,976
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	665,600
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	550,055
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	831,728
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,867,870
1,435	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	1,639,287
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/26	5/25 at 100.00	AA	661,425
675	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38	10/29 at 100.00	Aa2	798,350
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/40	11/23 at 100.00	Aa1	1,794,016
2,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/49	5/29 at 100.00	Aa1	2,535,820
2,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	3,246,300
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured	5/27 at 100.00	AA	3,161,302
875	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	982,581
109,325	Total Tax Obligation/General			126,608,035
	Tax Obligation/Limited – 22.7% (13.9% of Total Investments)
4,400	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	4,886,376
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	2,358,400
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
2,000	5.000%, 10/01/24	10/23 at 100.00	AA-	2,262,340
2,000	5.000%, 10/01/25	10/24 at 100.00	AA-	2,353,020
11,025	5.000%, 10/01/39	10/24 at 100.00	AA-	12,743,908
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2013-I-A, 5.000%, 10/15/29	10/23 at 100.00	Aa2	2,076,068

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	$4,750,760
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 10/15/46	10/26 at 100.00	Aa2	3,006,875
1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	2,284,639
15,330	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	18,495,798
	Michigan State, Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,149,797
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	1,825,950
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,674,352
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,195,972
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,053,764
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,281	4.500%, 7/01/34	7/25 at 100.00	N/R	5,661,919
3,730	4.550%, 7/01/40	7/28 at 100.00	N/R	4,041,940
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,484,573
65,216	Total Tax Obligation/Limited			74,306,451
	Transportation – 4.9% (3.0% of Total Investments)
5,110	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,878,595
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	4,706,730
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,197,450
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	4,304,040
14,610	Total Transportation			16,086,815
	U.S. Guaranteed – 9.8% (6.0% of Total Investments) (5)
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
560	5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	AA	582,439
500	5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AA	520,035
500	5.000%, 10/01/31 (Pre-refunded 10/01/21)	10/21 at 100.00	AA	520,035
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
5,500	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	5,796,340
2,000	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,107,760

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond Trust 2016-XF0394:
$1,110	17.965%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	$1,235,175
1,700	17.965%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	1,891,709
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	5,892,937
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+	5,618,531
75	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R	93,647
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	36,626
1,135	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	1,234,710
3,200	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	3,481,120
1,755	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St John's Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	12/20 at 100.00	N/R	1,897,506
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	1,071,250
29,425	Total U.S. Guaranteed			31,979,820
	Utilities – 25.2% (15.5% of Total Investments)
15	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2004A, 5.000%, 7/01/34 – AGM Insured	12/20 at 100.00	AA	15,058
1,700	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	2,067,421
1,690	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	1,989,265
	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020:
2,000	5.000%, 1/01/45	1/30 at 100.00	AA	2,577,420
1,000	4.000%, 1/01/50	1/30 at 100.00	AA	1,181,920
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	AA	1,134,260
1,000	5.000%, 1/01/33	1/24 at 100.00	AA	1,133,270
1,000	5.000%, 1/01/34	1/24 at 100.00	AA	1,132,610
1,855	5.000%, 1/01/44	1/24 at 100.00	AA	2,091,883
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
2,500	5.000%, 1/01/43	1/28 at 100.00	AA	3,093,600
1,055	5.000%, 1/01/48	1/28 at 100.00	AA	1,295,508
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A+	1,221,005

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$6,245	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	AA-	$7,640,383
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	2,821,967
6,020	5.000%, 7/01/39	7/21 at 100.00	AA	6,179,711
7,100	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	8,994,422
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
75	5.000%, 7/01/32	7/26 at 100.00	AA-	90,947
500	5.000%, 7/01/33	7/26 at 100.00	AA-	606,080
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A+	5,459,216
1,070	5.000%, 7/01/35	7/25 at 100.00	A+	1,250,081
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,710,045
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,385,761
1,955	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/22	No Opt. Call	AAA	2,127,509
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	1,977,881
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,697,701
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,766,389
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,997,184
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,187,892
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	291,047
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured	No Opt. Call	Aa3	3,740,792
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A-	519,445
1,500	5.625%, 10/01/40	10/21 at 100.00	A-	1,563,375
2,415	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	2,671,570
500	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36, 144A	5/29 at 100.00	A3	609,290

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 – BAM Insured	10/25 at 100.00	AA	$3,157,056
72,825	Total Utilities			82,378,964
	Water and Sewer – 2.9% (1.8% of Total Investments)
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2020:
2,400	5.000%, 1/01/40 (UB) (4)	1/30 at 100.00	AA	3,136,440
1,870	5.000%, 1/01/45 (UB) (4)	1/30 at 100.00	AA	2,409,888
3,000	5.000%, 1/01/50 (UB) (4)	1/30 at 100.00	AA	3,839,160
7,270	Total Water and Sewer			9,385,488
$466,061	Total Long-Term Investments (cost $493,035,625)			532,783,391
	Floating Rate Obligations – (11.1)%			(36,340,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (52.8)% (6)			(172,887,448)
	Other Assets Less Liabilities – 1.1%			3,688,864
	Net Asset Applicable to Common Shares – 100%			$327,244,807
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$532,783,391	$ —	$532,783,391

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 32.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.